Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature of Business
Nature of Business

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: Specialized BioTherapeutics and Public Health Solutions.

The Company’s Specialized BioTherapeutics business segment is developing and moving toward potential commercialization of HyBryte™ (a proposed proprietary name of SGX301 or synthetic hypericin sodium), a novel photodynamic therapy utilizing topical synthetic hypericin activated with safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”). With agreement from the European Medicines Agency (“EMA”) on the key design components of a confirmatory Phase 3 placebo-controlled study evaluating the safety and efficacy of HyBryte™ in the treatment of CTCL patients with early-stage disease, the Company is targeting to begin patient enrollment by the end of 2024 with top-line results anticipated in the second half of 2026. Upon successful completion of the second Phase 3 study, called “FLASH2” (Fluorescent Light Activated Synthetic Hypericin 2), regulatory approval will be sought to support potential commercialization worldwide.

Development programs in this business segment also include expansion of synthetic hypericin (SGX302) into psoriasis, the Company’s first-in-class innate defense regulator technology, and dusquetide (SGX942 and SGX945) for the treatment of inflammatory diseases, including oral mucositis in head and neck cancer and aphthous ulcers in Behçet’s Disease.

The Company’s Public Health Solutions business segment includes development programs for RiVax®, its ricin toxin vaccine candidate and SGX943, its therapeutic candidate for antibiotic resistant and emerging infectious disease, and vaccine programs targeting filoviruses (such as Marburg and Ebola) and CiVax™, its vaccine candidate for the prevention of COVID-19 (caused by SARS-CoV-2). The development of the vaccine programs incorporates the use of the Company’s proprietary heat stabilization platform technology, known as ThermoVax®. To date, this business segment has been supported with government grant and contract funding from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Biomedical Advanced Research and Development Authority and the Defense Threat Reduction Agency.

The Company primarily generates revenues under government grants and contracts. The Company was awarded a subcontract that originally provided for approximately $1.1 million from a U.S. Food and Drug Administration (“FDA”) Orphan Products Development grant over four years for an expanded study of HyBryte™ in the treatment of CTCL. The Company will continue to apply for additional government funding.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the FDA regulations, and other regulatory authorities, litigation, and product liability.

Results for the three months ended March 31, 2024 are not necessarily indicative of results that may be expected for the full year.

Liquidity

In accordance with Accounting Standards Codification 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the condensed consolidated financial statements are issued. As of March 31, 2024, the Company had an accumulated deficit of $227,619,503. During the three months ended March 31, 2024, the Company incurred a net loss of $1,915,327 and used $1,342,482 of cash in operating activities. The Company expects to continue to generate losses in the foreseeable future. The Company’s liquidity needs will be determined largely by the budgeted operational expenditures incurred in regards to the progression of its product candidates. Management believes that the Company has sufficient resources available to support its development activities and business operations and timely satisfy its obligations as they become due through the first quarter of 2025. The Company does not have sufficient cash and cash equivalents as of the date of filing this Quarterly Report on Form 10-Q to support its operations for at least the 12 months following the date the financial statements are issued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through 12 months after the date the financial statements are issued.

To alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern, the Company plans to secure additional capital, potentially through a combination of public or private equity offerings and strategic transactions, including potential alliances and drug product collaborations, securing additional proceeds from government contract and grant programs, securing additional proceeds available from the sale of shares of the common stock via an At Market Issuance Sales Agreement and potentially amending the loan agreement with Pontifax Medison Finance (“Pontifax”) to reduce the conversion price in order to allow for conversion of a portion of the debt which will reduce the Company’s debt repayments; however, none of these alternatives are committed at this time. There can be no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to it to fund continuing operations, if at all, identify and enter into any strategic transactions that will provide the capital that it will require or achieve the other strategies to alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern. If none of these alternatives are available, or if available, are not available on satisfactory terms, the Company will not have sufficient cash resources and liquidity to fund its business operations for at least the 12 months following the date the financial statements are issued. The failure to obtain sufficient capital on acceptable terms when needed may require the Company to delay, limit, or eliminate the development of business opportunities and its ability to achieve its business objectives and its competitiveness, and its business, financial condition, and results of operations will be materially adversely affected. In addition, market instability, including as a result of geopolitical instability, may reduce the Company’s ability to access capital, which could negatively affect its liquidity and ability to continue as a going concern. In addition, the perception that the Company may not be able to continue as a going concern may cause others to choose not to deal with it due to concerns about its ability to meet its contractual obligations.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As of March 31, 2024, the Company had cash and cash equivalents of $7,091,548 as compared to $8,446,158 as of December 31, 2023, representing a decrease of $1,354,610 or 16%. As of March 31, 2024, the Company had working capital of $607,499 as compared to working capital of $3,355,212 as of December 31, 2023, representing a decrease in working capital of $2,747,713 or 82%. The decrease in cash and cash equivalents was primarily related to cash used in operating activities during the three months ended March 31, 2024. The decrease in working capital is primarily the result of the reclassification of approximately $1 million of the Company’s convertible debt balance from a non-current liability as of December 31, 2023 to a current liability as of March 31, 2024 (resulting from the amendment to the loan and security agreement with Pontifax – see Note 4), and cash used in operating activities during the three months ended March 31, 2024.

Management’s business strategy can be outlined as follows:

●	Following agreement from the EMA on the key design components for the second confirmatory Phase 3 placebo-controlled FLASH2 clinical trial of HyBryte™ in CTCL and positive primary endpoint results from the first Phase 3 FLASH study, initiate the FLASH2 study, while at the same time, continuing discussions with the FDA on potential modifications to the development path to adequately address their feedback.
●	Expanding development of synthetic hypericin under the research name SGX302 into psoriasis with the conduct of a Phase 2a clinical trial, following the positive Phase 3 FLASH study and positive proof-of-concept demonstrated in a small Phase 1/2 pilot study in mild-to-moderate psoriasis patients.
●	Following feedback from the United Kingdom (“UK”) Medicines and Healthcare products Regulatory Agency (“MHRA”) that a second Phase 3 clinical trial of SGX942 (dusquetide) in the treatment in oral mucositis would be required to support a marketing authorization; design a second study and attempt to identify a potential partner(s) to continue this development program.
●	Expanding development of dusquetide under the research name SGX945 into Behçet’s Disease with the conduct of a Phase 2a clinical trial, where previous studies with dusquetide in oral mucositis have validated the biologic activity in aphthous ulcers induced by chemotherapy and radiation.
●	Continue development of the Company’s heat stabilization platform technology, ThermoVax®, in combination with its programs for RiVax® (ricin toxin vaccine), and filovirus vaccines (targeting Ebola, Sudan, and Marburg viruses and multivalent combinations), with United States (“U.S.”) government or non-governmental organization funding support.
●	Continue to apply for and secure additional government funding for the Specialized BioTherapeutics and Public Health Solutions programs through grants, contracts and/or procurements.
●	Pursue business development opportunities for pipeline programs, as well as explore all strategic alternatives, including but not limited to merger/acquisition strategies.
●	Acquire or in-license new clinical-stage compounds for development, as well as evaluate new indications with existing pipeline compounds for development.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company has up to approximately $673,000 in active government grant funding still available as of March 31, 2024 to support its associated research programs through May 2026, provided the federal agencies do not elect to terminate the grants for convenience. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies. However, there can be no assurance that the Company will obtain additional governmental grant funding.
●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●	The Company will continue to pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program if the program is available.
●	The Company plans to pursue potential partnerships for pipeline programs as well as continue to explore merger and acquisition strategies. However, there can be no assurances that the Company can consummate such transactions.
●	The Company completed a public offering on April 22, 2024 of 204,694 shares of its common stock, pre-funded warrants to purchase 537,500 shares of its common stock and common warrants to purchase up to 742,194 shares of its common stock at a combined public offering price of $6.40. The pre-funded warrants have an exercise price of $0.02. The common warrants have an exercise price of $6.40 per share, are exercisable immediately and expire five years from the issuance date. The total gross proceeds to the Company from this offering were approximately $4.75 million before deducting commissions and other estimated offering expenses ($4.3 million, net). The Company plans to use the proceeds for further support of its programs, as well as for working capital. See Note 8.
●	The Company is currently evaluating additional equity/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Nasdaq Capital Market Listing Requirements

On June 23, 2023, the Company received a letter from the staff (the “Staff”) of the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock for the 30 consecutive business day period between May 9, 2023 through June 22, 2023, the Company did not meet the minimum bid price of $1.00 per share required for continued listing on Nasdaq pursuant to Nasdaq Listing Rule 5550(a)(2). The letter also indicated that the Company would be provided with a compliance period of 180 calendar days, or until December 20,

2023, in which to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(A). The Company was unable to regain compliance prior to the expiration of the 180-day period.

On December 21, 2023, the Company received another written notice (the “Notice”) from the Staff stating that the Company had not complied with the minimum bid price requirement and was not eligible for a second 180-day period because the Company did not comply with the $5,000,000 minimum stockholders’ equity initial listing requirement for Nasdaq. As a result, the Notice indicated that the Company’s common stock would be suspended from trading on Nasdaq unless the Company requested a hearing before the Nasdaq Hearings Panel by December 28, 2023. On March 26, 2024, the Company had an oral hearing with a Nasdaq Hearings Panel to appeal the Staff’s delisting determination, which stayed the trading suspension of the Common Stock pending a final written decision by the Nasdaq Hearings Panel and expiration of any additional extension period granted by the panel following the hearing.

In order to regain compliance with Nasdaq’s minimum bid price requirement, the Company’s common stock must maintain a minimum closing bid price of $1.00 for at least ten consecutive business days during the compliance period.

Soligenix, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: Specialized BioTherapeutics and Public Health Solutions.

The Company’s Specialized BioTherapeutics business segment is developing and moving toward potential commercialization of HyBryte™ (a proposed proprietary name of SGX301 or synthetic hypericin sodium), a novel photodynamic therapy (“PDT”) utilizing topical synthetic hypericin activated with safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”). With successful completion of the Phase 3 FLASH (Fluorescent Light And Synthetic Hypericin) study, regulatory approval is being pursued in the United States (“U.S.”) and Europe. Following submission of a new drug application (“NDA”) for HyBryte™ in the treatment of CTCL in December 2022, the Company received a refusal to file (“RTF”) letter from the U.S. Food and Drug Administration (“FDA”) in February 2023. In April 2023, the Company had a Type A meeting with the FDA to clarify and respond to the issues identified in the RTF letter and to seek additional guidance concerning information that the FDA would require for a resubmitted NDA to be deemed acceptable to file, in order to advance HyBryte™ towards U.S. marketing approval and commercialization. In order to accept an NDA filing for HyBryte™, the FDA is requiring positive results from a second, Phase 3 pivotal study in addition to the Phase 3, randomized, double-blind, placebo-controlled FLASH study previously conducted in this orphan indication. Based on this feedback, the Company is collaboratively engaging in active discussions with both the FDA and the European Medicines Agency (“EMA”) in order to define the protocol and evaluate the feasibility of conducting the additional Phase 3 clinical trial evaluating HyBryte™ in the treatment of CTCL in support of potential marketing approval.

Development programs in this business segment also include expansion of synthetic hypericin (SGX302) into psoriasis, the Company’s first-in-class Innate Defense Regulator (“IDR”) technology, and dusquetide (SGX942 and SGX945) for the treatment of inflammatory diseases, including oral mucositis in head and neck cancer and aphthous ulcers in Behçet’s Disease.

The Company’s Public Health Solutions business segment includes development programs for RiVax®, its ricin toxin vaccine candidate and SGX943, its therapeutic candidate for antibiotic resistant and emerging infectious disease, and vaccine programs, including a program targeting filoviruses (such as Marburg and Ebola) and CiVax™, our vaccine candidate for the prevention of COVID-19 (caused by SARS-CoV-2). The development of the vaccine programs incorporates the use of the Company’s proprietary heat stabilization platform technology, known as ThermoVax®. To date, this business segment has been supported with government grant and contract funding from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Biomedical Advanced Research and Development Authority and the Defense Threat Reduction Agency.

The Company primarily generates revenues under government grants and contracts principally from the National Institutes of Health (“NIH”). The Company was awarded a subcontract that originally provided for approximately $1.5 million from a NIAID grant over two years for development of CiVax™ and a subcontract that originally provided for approximately $1.1 million from a FDA Orphan Products Development grant over four years for an expanded study of HyBryte™ in the treatment of CTCL. The Company will continue to apply for additional government funding.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the FDA regulations, and other regulatory authorities, litigation, and product liability.

Liquidity

In accordance with Accounting Standards Codification 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. As of

December 31, 2023, the Company had an accumulated deficit of $225,704,176 and working capital of $3,355,212. During the year ended December 31, 2023, the Company incurred a net loss of $6,140,730 and used $8,604,109 of cash in operating activities. The Company expects to continue to generate losses in the foreseeable future. The Company’s liquidity needs will be determined largely by the budgeted operational expenditures incurred in regards to the progression of its product candidates. Management believes that the Company has sufficient resources available to support its development activities and business operations and timely satisfy its obligations as they become due into the fourth quarter of 2024. The Company does not have sufficient cash and cash equivalents as of the date of filing this Annual Report on Form 10-K to support its operations for at least the 12 months following the date the financial statements are issued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through 12 months after the date the financial statements are issued.

To alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern, the Company plans to secure additional capital, potentially through a combination of public or private equity offerings and strategic transactions, including potential alliances and drug product collaborations, securing additional proceeds from government contract and grant programs, securing additional proceeds available from the sale of shares of the common stock via an At Market Issuance Sales Agreement and potentially amending the loan agreement with Pontifax to reduce the conversion price in order to allow for conversion of a portion of the debt which will reduce the Company’s debt repayments; however, none of these alternatives are committed at this time. There can be no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to it to fund continuing operations, if at all, identify and enter into any strategic transactions that will provide the capital that it will require or achieve the other strategies to alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern. If none of these alternatives are available, or if available, are not available on satisfactory terms, the Company will not have sufficient cash resources and liquidity to fund its business operations for at least the 12 months following the date the financial statements are issued. The failure to obtain sufficient capital on acceptable terms when needed may require the Company to delay, limit, or eliminate the development of business opportunities and its ability to achieve its business objectives and its competitiveness, and its business, financial condition, and results of operations will be materially adversely affected. In addition, market instability, including as a result of geopolitical instability, may reduce the Company’s ability to access capital, which could negatively affect its liquidity and ability to continue as a going concern. In addition, the perception that the Company may not be able to continue as a going concern may cause others to choose not to deal with it due to concerns about its ability to meet its contractual obligations.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As of December 31, 2023, the Company had cash and cash equivalents of $8,446,158 as compared to $13,359,615 as of December 31, 2022, representing a decrease of $4,913,457 or 37%. As of December 31, 2023, the Company had working capital of $3,355,212 as compared to a working capital deficit of ($2,663,721) as of December 31, 2022, representing an increase of $6,018,933 or 226%. The decrease in cash and cash equivalents was primarily related to cash used in operating activities. The increase in working capital is primarily the result of the net proceeds received from financing activities partially offset by the immediate paydown of $5 million of outstanding debt principal balance and any accrued interest resulting from the amendment to the convertible debt financing agreement with Pontifax during the year ended December 31, 2023.

Management’s business strategy can be outlined as follows:

●	Following positive primary endpoint results for the Phase 3 FLASH (Florescent Light Activated Synthetic Hypericin) clinical trial of HyBryte™ in CTCL as well as further statistically significant improvement in response rates with longer treatment (18 weeks compared to 12 and 6 weeks of treatment), collaboratively engage in discussions with both the FDA and the EMA in order to define the protocol and evaluate the feasibility of conducting a second clinical study in order to advance HyBryte™ towards U.S. marketing approval and commercialization while continuing to explore potential marketing approval and partnership in Europe.
●	Expanding development of synthetic hypericin under the research name SGX302 into psoriasis with the conduct of a Phase 2a clinical trial, following the positive Phase 3 FLASH study and positive proof-of-concept demonstrated in a small Phase 1/2 pilot study in mild-to-moderate psoriasis patients.

●	Following feedback from the United Kingdom (“UK”) Medicines and Healthcare products Regulatory Agency (“MHRA”) that a second Phase 3 clinical trial of SGX942 (dusquetide) in the treatment in oral mucositis would be required to support a marketing authorization; design a second study and attempt to identify a potential partner(s) to continue this development program.

●	Expanding development of dusquetide under the research name SGX945 into Behçet’s Disease with the conduct of a Phase 2a clinical trial, where previous studies with dusquetide in oral mucositis have validated the biologic activity in aphthous ulcers induced by chemotherapy and radiation.

●	Continue development of the Company’s heat stabilization platform technology, ThermoVax®, in combination with its programs for RiVax® (ricin toxin vaccine), and filovirus vaccines (targeting Ebola, Sudan, and Marburg viruses and multivalent combinations), with U.S. government or non-governmental organization funding support.

●	Continue to apply for and secure additional government funding for the Specialized BioTherapeutics and Public Health Solutions programs through grants, contracts and/or procurements.
●	Pursue business development opportunities for pipeline programs, as well as explore all strategic alternatives, including but not limited to merger/acquisition strategies.

●	Acquire or in-license new clinical-stage compounds for development, as well as evaluate new indications with existing pipeline compounds for development.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company has up to approximately $844,000 in active government grant funding still available as of December 31, 2023 to support its associated research programs through May 2026, provided the federal agencies do not elect to terminate the grants for convenience. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies. However, there can be no assurance that the Company will obtain additional governmental grant funding.
●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●	The Company will continue to pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program if the program is available.
●	The Company plans to pursue potential partnerships for pipeline programs as well as continue to explore merger and acquisition strategies. However, there can be no assurances that the Company can consummate such transactions.
●	The Company completed a public offering of 143,844 shares of its common stock, pre-funded warrants to purchase 264,813 shares of its common stock and common warrants to purchase up to 408,656 shares of its common stock at a combined public offering price of $20.80. The pre-funded warrants had an exercise price of $0.001. The common warrants have an exercise price of $24.00 per share, are exercisable immediately and expire five years from the issuance date. The total gross proceeds to the Company from this offering was approximately $8.5 million before deducting commissions and other estimated offering expenses. The Company plans to use the proceeds for further support of its programs, as well as for working capital; and
●	The Company is currently evaluating additional equity/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that it can consummate such a transaction, or consummate a transaction at favorable pricing.